United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/17

Date of Reporting Period: Quarter ended 02/28/17

Item 1.	Schedule of Investments

Federated Total Return Bond Fund
Portfolio of Investments
February 28, 2017 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.978%, 2/25/2024	$6,150,285
2,214,666		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.428%, 4/25/2024	2,235,742
6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.378%, 5/25/2024	6,534,440
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.778%, 7/25/2024	9,871,147
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014DN1, Class M3, 5.278%, 2/25/2024	2,015,856
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014DN2, Class M3, 4.378%, 4/25/2024	2,882,541
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $27,307,572)	29,690,011
		CORPORATE BONDS—37.7%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,765,553
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,986,780
1,000,000		Dow Chemical Co., 4.25%, 11/15/2020	1,065,113
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	535,446
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,940,762
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	10,746,671
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,852,628
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,731,779
		TOTAL	26,624,732
		Basic Industry - Metals & Mining—1.2%
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,501,875
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,262,400
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,585,725
850,000		Arconic, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	905,471
500,000		Arconic, Inc., 5.87%, 2/23/2022	544,944
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	8,104,369
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,311,901
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	1,548,888
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,044,843
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,980,300
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,506,144
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,524,860
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,582,980
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	8,076,104
3,091,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	3,547,278
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,236,066
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	2,464,231
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,395,138
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,796,503
		TOTAL	82,920,020
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,892,535
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	7,319,273
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,555,552
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,442,995

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Paper—continued
$95,000		Westvaco Corp., 7.65%, 3/15/2027	$100,198
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	471,591
		TOTAL	19,782,144
		Capital Goods - Aerospace & Defense—0.7%
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,735,928
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,729,900
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,765,249
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,740,625
2,160,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	2,182,360
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,907,088
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,477,580
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 2.774%, 2/15/2067	1,367,275
4,100,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/15/2027	4,098,122
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,836,126
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,134,094
		TOTAL	45,974,347
		Capital Goods - Building Materials—0.3%
1,300,000		CRH America, Inc., Sr. Unsecd. Note, 8.125%, 7/15/2018	1,410,820
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	506,569
2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	2,515,711
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,789,479
		TOTAL	19,222,579
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,701,057
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	80,017
1,000,000		John Deere Capital Corp., Sr. Unsecd. Note, 1.30%, 3/12/2018	998,630
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	505,669
1,350,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/18/2017	1,362,338
		TOTAL	10,647,711
		Capital Goods - Diversified Manufacturing—0.9%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,180,071
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	196,427
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	395,537
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	228,179
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	158,636
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,319,023
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,784,945
1,745,000		General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 1.822%, 4/15/2020	1,773,831
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	604,993
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	412,543
2,500,000		General Electric Co., Sr. Unsecd. Note, Series MTN, 1.304%, 8/7/2018	2,508,045
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,228,486
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,151,200
2,800,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 3.25%, 3/1/2027	2,822,380
4,550,000	[1,2]	Parker-Hannifin Corp., Sr. Unsecd. Note, Series 144A, 4.10%, 3/1/2047	4,615,616
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	9,799,802
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,943,447
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,581,236
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.50%, 4/15/2020	1,077,987

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	$7,136,173
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,970,924
6,365,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	6,213,927
1,565,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	1,550,783
2,280,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	2,302,114
		TOTAL	59,956,305
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,677,853
		Communications - Cable & Satellite—0.8%
8,875,000		CCO Safari II LLC, 4.908%, 7/23/2025	9,378,843
4,585,000		CCO Safari II LLC, 6.484%, 10/23/2045	5,348,921
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,342,415
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,361,982
6,610,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,407,403
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,075,522
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,679,677
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	3,003,081
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	7,261,877
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,267,862
		TOTAL	55,127,583
		Communications - Media & Entertainment—1.8%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,509,874
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	772,270
15,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	15,183,795
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,368,017
11,210,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	11,794,456
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	13,859,079
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,915,220
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,386,518
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,123,390
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,355,733
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,580,740
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,369,145
3,355,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,487,194
6,250,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,662,244
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,301,982
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,867,423
8,050,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	7,721,165
2,000,000		Viacom, Inc., Sr. Unsecd. Note, 4.50%, 3/1/2021	2,095,978
4,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,709,212
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,809,871
		TOTAL	126,873,306
		Communications - Telecom Wireless—0.5%
4,375,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	4,190,817
2,970,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	3,075,943
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,790,419
8,620,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	8,522,508
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,750,381
445,000		GTE Corp., Sr. Unsecd. Note, 6.84%, 4/15/2018	468,194

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	$2,545,534
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,209,215
		TOTAL	36,553,011
		Communications - Telecom Wirelines—0.8%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,615,828
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,905,173
1,150,000		AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	1,172,213
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,809,453
2,100,000		AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	2,167,551
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,628,490
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,146,250
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,751,995
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,563,455
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,306,205
2,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	2,406,928
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,472,836
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,297,554
5,346,000	[1,2]	Verizon Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.012%, 4/15/2049	5,266,772
		TOTAL	59,510,703
		Consumer Cyclical - Automotive—1.4%
2,000,000	[1,2]	American Honda Finance Corp., Series 144A, 1.50%, 9/11/2017	2,002,884
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,405,984
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,055,815
10,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,881,560
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,659,758
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,902,010
5,050,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.00%, 6/12/2017	5,073,679
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.134%, 8/4/2025	5,071,580
2,680,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	2,808,308
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,588,170
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	5,709,438
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,401,964
5,250,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,697,914
3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	3,398,630
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,972,534
6,300,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	6,324,898
1,000,000		Paccar Financial Corp., Sr. Unsecd. Note, Series MTN, 1.546%, 12/6/2018	1,009,502
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,054,405
		TOTAL	95,019,033
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,753,288
		Consumer Cyclical - Retailers—1.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,281,990
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,105,695
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,862,526
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,546,253
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,938,575
431,437	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	464,183
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,780,135

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$2,500,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	$2,402,470
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,208,415
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,969,461
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,849,160
12,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	12,764,520
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,739,883
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,367,300
1,000,000		Target Corp., Sr. Unsecd. Note, 5.375%, 5/1/2017	1,007,473
6,150,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,149,834
4,500,000		Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,264,245
8,345,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,529,118
10,400,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	10,400,728
		TOTAL	87,631,964
		Consumer Cyclical - Services—0.2%
5,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	5,070,310
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,649,891
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,729,994
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,351,589
		TOTAL	13,801,784
		Consumer Non-Cyclical - Food/Beverage—1.5%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	265,257
7,600,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	7,725,172
3,375,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	3,181,329
1,000,000		Coca-Cola Co., Sr. Unsecd. Note, 3.30%, 9/1/2021	1,047,957
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,046,806
500,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.90%, 1/25/2018	499,970
9,590,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	9,238,843
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	5,016,542
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,269,020
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,574,369
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,922,532
5,600,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	5,298,121
9,690,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,198,766
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,128,764
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	5,216,285
3,170,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	3,029,030
6,945,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,681,597
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	6,016,284
2,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 1.85%, 4/30/2020	1,996,662
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,260,133
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	191,366
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	248,903
2,460,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	2,516,580
2,000,000		The Coca-Cola Co., 1.15%, 4/1/2018	1,997,822
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	250,960
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,544,199
		TOTAL	104,363,269
		Consumer Non-Cyclical - Health Care—0.5%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,072,242

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	$4,947,021
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,482,037
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,206,539
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,750,478
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,701,623
3,000,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	2,911,011
1,425,000		Humana, Inc., Sr. Unsecd. Note, 7.20%, 6/15/2018	1,523,014
4,525,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,350,326
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,068,315
		TOTAL	33,012,606
		Consumer Non-Cyclical - Pharmaceuticals—0.9%
4,050,000		Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	4,056,184
4,050,000		Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,225,118
2,500,000		AbbVie, Inc., Sr. Unsecd. Note, 3.20%, 5/14/2026	2,410,360
2,000,000		Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,063,648
7,120,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,612,661
3,425,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,507,775
2,475,000		Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,638,155
6,000,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,177,690
4,460,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,811,805
1,000,000		Johnson & Johnson, 5.95%, 8/15/2037	1,319,314
500,000		Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	538,248
1,900,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	1,863,064
5,160,000		Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	4,928,909
5,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	4,819,105
5,560,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	5,156,472
7,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	6,075,202
		TOTAL	62,203,710
		Consumer Non-Cyclical - Products—0.3%
3,740,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,416,835
14,410,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	15,175,042
500,000		Procter & Gamble Co., 2.30%, 2/6/2022	503,458
		TOTAL	20,095,335
		Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000		Kroger Co., Bond, 6.90%, 4/15/2038	3,968,610
		Consumer Non-Cyclical - Tobacco—0.2%
1,939,000		Altria Group, Inc., 9.25%, 8/6/2019	2,279,925
5,335,000		Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,650,037
5,450,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,506,144
		TOTAL	14,436,106
		Energy - Independent—0.9%
10,000,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	9,942,580
9,610,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,810,385
5,000,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	5,055,415
12,630,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,767,894
1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	1,598,766
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,876,845
5,710,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,879,690
14,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	14,101,013

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$610,000		XTO Energy, Inc., 6.75%, 8/1/2037	$846,075
		TOTAL	65,878,663
		Energy - Integrated—1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,235,351
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,432,397
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,362,552
1,550,000		BP Capital Markets PLC, Floating Rate Note—Sr. Note, 1.627%, 9/26/2018	1,560,180
100,000		BP PLC, Deb., 8.75%, 3/1/2032	147,449
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	5,008,729
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,486,129
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,314,200
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,233,490
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	5,256,884
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	7,251,660
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,368,360
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	15,087,080
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,782,500
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	953,643
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,671,765
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	2,960,020
2,108,000		Total Capital International SA, Sr. Unsecd. Note, 1.604%, 8/10/2018	2,117,849
		TOTAL	80,230,238
		Energy - Midstream—0.9%
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,252,668
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,863,591
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,554,440
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.90%, 5/15/2046	6,561,956
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,194,079
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	8,197,042
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	434,754
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,784,066
5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	6,545,496
5,910,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	5,959,987
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,757,330
2,760,000		Williams Partners LP, 5.25%, 3/15/2020	2,989,097
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,731,310
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,397,410
		TOTAL	62,223,226
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,727,160
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,267,925
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,798,125
239,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	239,359
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	10,118,765
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,919,466
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	251,875
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	5,668,625
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,451,675
		TOTAL	36,442,975

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—0.3%
$6,100,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	$6,534,582
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	9,580,717
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	5,133,874
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,737,336
		TOTAL	23,986,509
		Financial Institution - Banking—6.4%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	512,335
9,995,000		American Express Co., 2.65%, 12/2/2022	9,929,203
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,002,576
7,210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,192,725
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,127,977
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,559,467
6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	5,963,382
2,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.066%, 3/22/2018	2,016,754
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,611,730
3,440,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	3,471,008
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,128,751
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,444,635
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	531,353
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,518,749
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,847,240
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,940,924
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,668,054
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	17,079,657
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,678,419
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,254,314
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,809,156
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,113,198
4,280,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	4,358,752
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	7,887,596
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,958,279
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,894,328
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,912,830
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,988,015
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,994,305
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,111,864
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	305,130
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,779,505
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,550,433
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	6,027,756
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,785,335
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	537,880
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,546,187
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,996,801
2,000,000		Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series 1, 2.239%, 4/30/2018	2,021,228
2,000,000		Goldman Sachs Group, Inc., Series D, 6.00%, 6/15/2020	2,221,858
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	3,978,264
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,809,152
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,069,020

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	$550,326
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,465,848
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	3,056,617
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	5,971,333
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	10,144,700
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,323,862
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,094,344
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,089,273
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,596,083
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,515,606
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,573,325
1,000,000		JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 1.938%, 1/25/2018	1,006,930
3,000,000		JPMorgan Chase & Co., Series MTN, 4.075%, 2/25/2021	3,008,400
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.30%, 4/1/2026	1,977,220
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	4,069,132
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,812,450
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,024,948
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,329,430
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,133,106
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,227,017
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,041,115
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	2,135,837
2,000,000		Morgan Stanley, Floating Rate Note- Sr. Note, Series GMTN, 2.318%, 4/25/2018	2,023,224
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,093,635
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,646,000
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	556,268
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.693%, 5/17/2023	2,052,500
970,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.55%, 4/27/2017	976,218
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,991,480
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,401,350
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,541,139
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,066,622
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,210,746
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, 2.613%, 3/29/2049	500,000
486,117	[1,4]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	233,613
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,597,137
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,096,615
3,310,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	3,234,307
4,160,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,205,298
3,850,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,903,634
500,000		SunTrust Bank, Inc., Sub. Note, 6.00%, 2/15/2026	568,131
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	506,593
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,260,918
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	8,079,893
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,264,101
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	7,285,956
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,789,653
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,361,271
		TOTAL	445,729,329

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—1.1%
$7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	$8,749,430
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,435,157
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,430,075
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,554,847
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,885,626
3,000,000		Jefferies Group LLC, Sr. Unsecd. Note, 4.85%, 1/15/2027	3,081,288
2,810,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,993,678
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,360,341
4,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	4,595,092
4,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	4,772,930
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,646,841
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,628,412
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,944,039
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,304,296
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,246,642
		TOTAL	76,628,694
		Financial Institution - Finance Companies—0.8%
6,170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	6,392,799
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,611,369
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,406,645
3,140,000		Discover Financial Services, 5.20%, 4/27/2022	3,418,006
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,062,720
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,225,600
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	591,093
3,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	4,025,468
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	11,006,025
250,000		International Lease Finance Corp., 5.875%, 8/15/2022	282,380
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,185,415
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	990,325
		TOTAL	53,197,845
		Financial Institution - Insurance - Health—0.4%
10,075,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	10,181,291
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,022,832
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	7,031,084
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,592,958
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,004,019
		TOTAL	25,832,184
		Financial Institution - Insurance - Life—1.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,010,300
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,425,620
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	982,213
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,705,856
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,716,777
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	10,169,705
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	3,076,666
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	25,859,441
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,426,500
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	325,781
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	536,366

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	$14,611,666
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,664,386
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,605,002
5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	5,318,764
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,234,072
3,000,000		Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	3,373,701
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,378,556
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	481,926
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,590,228
		TOTAL	101,493,526
		Financial Institution - Insurance - P&C—0.8%
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,181,183
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,520,269
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 4.50%, 3/1/2026	3,923,069
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,489,031
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,266,358
4,350,000		Chubb INA Holdings, Inc., 3.35%, 5/3/2026	4,429,870
3,700,000		Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,796,725
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,269,190
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,106,555
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,931,685
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,826,605
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,261,355
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	10,336,385
		TOTAL	59,338,280
		Financial Institution - REIT - Apartment—0.4%
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,835,929
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,316,685
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,897,085
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,243,625
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,089,615
		TOTAL	30,382,939
		Financial Institution - REIT - Healthcare—0.4%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,085,161
3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	3,530,023
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,847,903
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,934,022
8,260,000		Healthcare Trust of America, 3.70%, 4/15/2023	8,281,179
2,500,000		Welltower, Inc., Sr. Unsecd. Note, 4.25%, 4/1/2026	2,609,422
		TOTAL	26,287,710
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,077,730
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,241,927
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,202,323
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,173,588
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,719,959
		TOTAL	18,415,527
		Financial Institution - REIT - Other—0.5%
4,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,652,403

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$2,660,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	$2,761,399
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,247,365
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,156,625
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,170,140
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,276,184
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,364,290
		TOTAL	37,628,406
		Financial Institution - REIT - Retail—0.4%
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,180,222
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,273,444
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,553,622
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,183,284
3,910,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,735,751
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,652,147
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,572,874
		TOTAL	30,151,344
		Gaming—0.0%
250,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	262,187
		Municipal Services—0.0%
778,640	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	862,710
1,500,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,620,420
		TOTAL	2,483,130
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,390,815
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,013,806
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,854,859
		TOTAL	11,259,480
		Technology—2.4%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,661,896
2,000,000		Apple, Inc., 3.45%, 5/6/2024	2,079,036
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,893,908
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	10,172,707
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,037,167
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,069,708
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,183,850
1,820,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.625%, 1/15/2024	1,837,197
6,030,000	[1,2]	Broadcom Corp., Sr. Unsecd. Note, Series 144A, 3.875%, 1/15/2027	6,084,348
2,000,000		Cisco Systems, Inc., 3.625%, 3/4/2024	2,110,360
250,000		Corning, Inc., 4.25%, 8/15/2020	264,257
1,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 4.42%, 6/15/2021	2,048,194
10,080,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan—1st Lien, Series 144A, 6.02%, 6/15/2026	11,134,429
4,350,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,292,336
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,844,869
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,600,590
4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	5,467,726
4,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	5,262,824
8,470,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	8,695,107
400,000		IBM Corp., 1.875%, 5/15/2019	402,339
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,437,573

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	$4,840,033
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,320,982
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,450,041
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	11,685,010
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,375,263
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,521,043
2,000,000		Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,026,266
7,420,000		Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	7,016,671
4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	4,893,570
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,198,049
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	524,550
2,100,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	2,031,336
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,126,623
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,830,924
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,960,186
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,229,584
		TOTAL	170,610,552
		Transportation - Airlines—0.2%
143,591		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	152,746
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	10,655,000
		TOTAL	10,807,746
		Transportation - Railroads—0.4%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,947,280
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	12,159,278
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,229,759
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,678,011
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,956,995
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,513,440
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,802,666
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,336,425
		TOTAL	31,623,854
		Transportation - Services—0.5%
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,918,209
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,801,017
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	7,165,333
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	17,070,009
3,125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,060,909
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,026,266
		TOTAL	35,041,743
		Utility - Electric—2.3%
3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, 3.85%, 10/1/2025	3,276,605
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	3,006,738
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,141,148
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,865,946
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	962,217
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,726,157
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,715,996
7,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	6,494,160
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,695,254

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	$523,394
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	10,808,625
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,559,044
3,940,000		Emera US Finance LP, Sr. Unsecd. Note, 3.55%, 6/15/2026	3,897,523
5,600,000		Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	5,792,478
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	594,956
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,328,911
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	4,026,969
9,760,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	9,220,916
243,840	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	245,997
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,453,930
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.10%, 5/15/2022	1,273,701
2,960,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,994,508
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,648,943
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,099,045
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,431,146
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,199,932
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,642,515
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,051,872
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	891,562
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	321,192
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,452,423
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,549,081
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,413,489
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	535,366
8,300,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	8,037,305
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	538,566
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,363,689
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,874,121
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,447,113
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,833,619
		TOTAL	157,936,152
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	645,124
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,456,988
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	10,362,076
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,989,895
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,762,743
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,799,408
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	6,032,438
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,456,440
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,429,584
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,450,198
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,366,643
		TOTAL	41,751,537
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,672,456
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,536,976,299)	2,633,452,231

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
$8,752		FNMA ARM 681769, 2.576%, 1/1/2033	$9,140
		Government National Mortgage Association—0.0%
1,881		GNMA2 ARM 80201, 30 Year, 2.125%, 5/20/2028	1,926
637		GNMA2 ARM 8717, 2.250%,10/20/2025	650
		TOTAL	2,576
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,624)	11,716
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.3%
6,450,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.77%, 6/15/2028	6,472,355
2,520,000	[1,2]	Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,526,967
5,385,000	[1,2]	Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	5,427,012
797,206		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	798,134
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,068,687
		TOTAL	19,293,155
		Financial Institution - Finance Companies—0.0%
108,343		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	79,192
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.87%, 6/17/2030	6,067,506
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $25,259,778)	25,439,853
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
		Agency Commercial Mortgage-Backed Securities—0.3%
6,100,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.619%, 11/25/2045	6,263,097
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.721%, 10/25/2048	11,672,330
		TOTAL	17,935,427
		Commercial Mortgage—1.8%
7,700,000		Banc of America Commercial Mortgage, Inc., 2007-4, Class AM, 5.887%, 2/10/2051	7,808,614
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,499,764
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,094,114
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,522,541
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,487,663
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,856,364
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,517,233
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,552,914
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	552,965
8,030,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.508%, 9/10/2047	8,517,536
5,500,000		JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,560,173
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,349,115
16,800,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.052%, 12/12/2049	17,127,279
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	9,618,405
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,299,434
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,611,090
8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,366,216
		TOTAL	124,341,420
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $142,201,452)	142,276,847

Principal Amount or Shares			Value
		U.S. TREASURY—17.0%
		U.S. Treasury Bonds—5.9%
$75,520,000		United States Treasury Bond, 2.25%, 8/15/2046	$64,568,422
42,510,000		United States Treasury Bond, 2.50%, 2/15/2045	38,545,551
31,350,000		United States Treasury Bond, 2.50%, 5/15/2046	28,350,727
119,800,000		United States Treasury Bond, 2.75%, 8/15/2042	115,097,622
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,329,286
2,000,000		United States Treasury Bond, 3.00%, 5/15/2042	2,015,549
52,000,000		United States Treasury Bond, 3.00%, 11/15/2044	52,204,620
37,250,000		United States Treasury Bond, 3.00%, 11/15/2045	37,363,933
44,950,000		United States Treasury Bond, 3.125%, 8/15/2044	46,234,725
2,500,000		United States Treasury Bond, 3.50%, 2/15/2039	2,771,387
1,200,000		United States Treasury Bond, 4.25%, 5/15/2039	1,476,563
7,700,000		United States Treasury Bond, 4.50%, 2/15/2036	9,844,727
5,000,000		United States Treasury Bond, 5.25%, 11/15/2028	6,409,571
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	5,136,172
		TOTAL	412,348,855
		U.S. Treasury Notes—11.1%
11,031,165		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,232,533
4,074,640		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	4,129,845
42,667,600		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	43,153,140
13,438,208		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,600,367
26,506,336		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	27,071,788
62,082,600		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	63,963,101
2,236,916		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2024	2,229,895
46,432,381	[5]	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	45,602,198
18,000,000		United States Treasury Note, 0.75%, 8/15/2019	17,733,910
165,000,000		United States Treasury Note, 1.00%, 10/15/2019	163,234,401
25,000,000	[6]	United States Treasury Note, 1.125%, 1/31/2019	24,951,543
12,500,000		United States Treasury Note, 1.125%, 6/30/2021	12,128,936
3,500,000		United States Treasury Note, 1.125%, 8/31/2021	3,388,910
20,000,000		United States Treasury Note, 1.375%, 2/15/2020	19,932,032
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,542,245
20,260,000		United States Treasury Note, 1.375%, 8/31/2023	19,304,397
500,000		United States Treasury Note, 1.50%, 1/31/2022	490,112
35,500,000		United States Treasury Note, 1.50%, 8/15/2026	32,866,738
4,300,000		United States Treasury Note, 1.625%, 7/31/2020	4,299,141
5,900,000		United States Treasury Note, 1.625%, 8/15/2022	5,784,519
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,904,088
10,100,000		United States Treasury Note, 1.625%, 5/15/2026	9,478,669
48,200,000		United States Treasury Note, 1.75%, 10/31/2020	48,309,322
5,900,000		United States Treasury Note, 1.75%, 3/31/2022	5,843,581
14,700,000		United States Treasury Note, 1.75%, 4/30/2022	14,544,828
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,324,873
31,200,000		United States Treasury Note, 1.75%, 1/31/2023	30,626,382
24,900,000		United States Treasury Note, 2.00%, 11/30/2020	25,159,724
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	18,346,616
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	4,791,497
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,240,304
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	18,957,084
5,000,000		United States Treasury Note, 2.125%, 6/30/2021	5,060,537

Principal Amount or Shares		Value
	U.S. TREASURY—continued
	U.S. Treasury Bonds—continued
$20,300,000	United States Treasury Note, 2.125%, 12/31/2022	$20,365,110
1,065,000	United States Treasury Note, 2.25%, 11/15/2025	1,057,115
35,840,000	United States Treasury Note, 2.375%, 8/15/2024	36,147,658
1,800,000	United States Treasury Note, 2.50%, 5/15/2024	1,832,991
	TOTAL	773,630,130
	TOTAL U.S. TREASURY (IDENTIFIED COST $1,197,897,958)	1,185,978,985
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
8,573	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	9,720
83,907	Federal Home Loan Mortgage Corp., Pool A53527, 5.50%, 10/1/2036	94,060
4,993	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,657
2,008	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	2,019
454	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	456
17,122	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	19,356
55,276	Federal Home Loan Mortgage Corp., Pool G12608, 5.00%, 4/1/2022	58,325
26,832	Federal Home Loan Mortgage Corp., Pool G13122, 5.00%, 4/1/2023	28,530
55,745	Federal Home Loan Mortgage Corp., Pool J03185, 5.50%, 8/1/2021	59,358
131,317	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	140,175
131,105	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	138,647
75,584	Federal Home Loan Mortgage Corp., Pool J09593, 4.50%, 5/1/2024	80,252
	TOTAL	636,555
	Federal National Mortgage Association—0.1%
9,204	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	10,836
25,490	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	27,177
3,219	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	3,244
159,978	Federal National Mortgage Association, Pool 255767, 5.50%, 6/1/2025	177,992
52,956	Federal National Mortgage Association, Pool 256233, 6.00%, 5/1/2036	59,773
41,340	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	46,253
41,381	Federal National Mortgage Association, Pool 620613, 6.50%, 1/1/2032	47,494
16,748	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	17,050
43,087	Federal National Mortgage Association, Pool 725948, 5.50%, 10/1/2034	48,210
22,586	Federal National Mortgage Association, Pool 727437, 4.50%, 7/1/2018	23,101
145,765	Federal National Mortgage Association, Pool 735744, 6.00%, 8/1/2035	165,468
15,845	Federal National Mortgage Association, Pool 750440, 5.00%, 12/1/2018	16,242
18,198	Federal National Mortgage Association, Pool 752031, 5.00%, 10/1/2018	18,603
15,575	Federal National Mortgage Association, Pool 840859, 5.50%, 1/1/2036	17,461
32,627	Federal National Mortgage Association, Pool 852523, 5.50%, 2/1/2036	36,577
41,460	Federal National Mortgage Association, Pool 871234, 5.50%, 4/1/2036	46,479
14,806	Federal National Mortgage Association, Pool 892563, 6.00%, 7/1/2036	16,703
43,685	Federal National Mortgage Association, Pool 905427, 5.00%, 11/1/2021	45,986
31,288	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	35,534
199,174	Federal National Mortgage Association, Pool 934898, 4.50%, 7/1/2024	211,325
117,566	Federal National Mortgage Association, Pool 962914, 5.00%, 5/1/2038	129,741
1,626,052	Federal National Mortgage Association, Pool AB3546, 4.00%, 9/1/2031	1,729,930
863,484	Federal National Mortgage Association, Pool MA0695, 4.00%, 4/1/2031	918,916
	TOTAL	3,850,095
	Government National Mortgage Association—0.0%
5,982	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	6,767
3,531	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,056

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$3,580	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	$4,153
7,958	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	9,158
7,814	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	8,657
10,361	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	11,915
97	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	103
3,723	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	4,350
813	Government National Mortgage Association, Pool 2853, 7.50%, 12/20/2029	961
712	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	825
10,712	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	12,416
6,504	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	7,589
6,413	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	7,429
50,103	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	56,134
36,377	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	40,762
11,733	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	13,155
54,770	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	61,414
66,699	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	74,801
35,580	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	39,621
79,110	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	86,791
32,739	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	35,863
30,010	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	33,645
73,666	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	80,810
17,813	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	20,046
9,724	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	11,189
8,743	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	10,111
414	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	479
403	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	467
691	Government National Mortgage Association, Pool 433749, 6.00%, 5/15/2028	784
2,152	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,503
108	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	128
87,920	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	101,070
1,846	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,137
1,596	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,804
18,835	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	22,306
52,929	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	62,111
64,305	Government National Mortgage Association, Pool 520429, 4.50%, 2/15/2020	66,479
5,194	Government National Mortgage Association, Pool 541578, 5.00%, 6/15/2033	5,729
5,792	Government National Mortgage Association, Pool 544007, 6.50%, 3/15/2031	6,738
156,818	Government National Mortgage Association, Pool 561082, 6.50%, 7/15/2031	182,413
5,936	Government National Mortgage Association, Pool 563680, 5.00%, 12/15/2017	5,994
419	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	487
2,332	Government National Mortgage Association, Pool 577739, 5.00%, 9/15/2017	2,354
152	Government National Mortgage Association, Pool 586747, 5.00%, 9/15/2017	153
2,337	Government National Mortgage Association, Pool 591976, 5.00%, 4/15/2033	2,576
11,884	Government National Mortgage Association, Pool 603010, 5.00%, 6/15/2033	13,063
1,876	Government National Mortgage Association, Pool 603145, 5.00%, 10/15/2018	1,924
24,847	Government National Mortgage Association, Pool 605775, 6.00%, 11/15/2034	28,201
44,680	Government National Mortgage Association, Pool 605777, 6.00%, 12/15/2034	50,993
7,527	Government National Mortgage Association, Pool 612418, 5.00%, 1/15/2019	7,745
841	Government National Mortgage Association, Pool 614968, 5.00%, 11/15/2018	865

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$76,868	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	$82,686
121,668	Government National Mortgage Association, Pool 619387, 6.00%, 9/15/2034	137,937
39,272	Government National Mortgage Association, Pool 626460, 5.00%, 1/15/2019	40,355
5,271	Government National Mortgage Association, Pool 633711, 6.00%, 9/15/2034	6,063
60,923	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	68,109
760,004	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	864,009
252,216	Government National Mortgage Association, Pool 650708, 5.50%, 1/15/2036	285,096
129,882	Government National Mortgage Association, Pool 652534, 5.50%, 4/15/2036	146,710
161,274	Government National Mortgage Association, Pool 680110, 5.00%, 4/15/2038	177,874
65,818	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	70,887
205,124	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	222,322
18,719	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	21,129
22,405	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	25,669
20,618	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	23,552
	TOTAL	3,384,622
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,202,469)	7,871,272
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,944,874
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,793,600
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,037,721)	21,738,474
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.1%
	Commercial Mortgage—0.0%
75,077	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.474%, 8/15/2039	75,054
	Federal Home Loan Mortgage Corporation—0.0%
1,371,231	Federal Home Loan Mortgage Corp. REMIC 2780, Class TG, 5.00%, 4/15/2034	1,495,880
191,450	Federal Home Loan Mortgage Corp. REMIC 2922, Class QE, 5.00%, 5/15/2034	196,215
232,489	Federal Home Loan Mortgage Corp. REMIC 3051, Class MY, 5.50%, 10/15/2025	249,897
1,067,574	Federal Home Loan Mortgage Corp. REMIC 3113, Class QE, 5.00%, 2/15/2036	1,161,905
	TOTAL	3,103,897
	Federal National Mortgage Association—0.0%
293	Federal National Mortgage Association REMIC 1988-16, Class B, 9.50%, 6/25/2018	299
452	Federal National Mortgage Association REMIC 1989-35, Class G, 9.50%, 7/25/2019	478
63,829	Federal National Mortgage Association REMIC 2003-112, Class AN, 4.00%, 11/25/2018	64,796
2,000,000	Federal National Mortgage Association REMIC 2004-96, Class QD, 5.50%, 12/25/2034	2,283,346
	TOTAL	2,348,919
	Government National Mortgage Association—0.1%
3,342,425	Government National Mortgage Association REMIC 2004-11, Class QG, 5.00%, 2/16/2034	3,605,975
360,230	Government National Mortgage Association REMIC 2004-27, Class PC, 5.50%, 3/20/2034	375,012
	TOTAL	3,980,987
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,268,725)	9,508,857
	FOREIGN GOVERNMENT/AGENCY—0.3%
	Sovereign—0.3%
22,100,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $23,015,253)	21,050,250

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—41.3%[7]
$25,765,855	Emerging Markets Core Fund	$259,977,473
11,563,572	Federated Bank Loan Core Fund	117,717,157
84,917,828	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.87%[8]	84,943,304
163,602,298	Federated Mortgage Core Portfolio	1,606,574,568
36,606,801	Federated Project and Trade Finance Core Fund	339,711,113
73,695,007	High Yield Bond Portfolio	474,595,844
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,808,471,110)	2,883,519,459
	REPURCHASE AGREEMENT—0.3%
21,139,875	Interest in $895,000,000 joint repurchase agreement 0.53%, dated 2/28/2017 under which Bank of America N.A. will repurchase securities provided as collateral for $895,013,176 on 3/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security with various maturities to 2/25/2044 and the market value of those underlying securities was $921,863,872 (purchased with proceeds from securities lending collateral). (AT COST)	21,139,875
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $6,817,789,836)[9]	6,981,677,830
	OTHER ASSETS AND LIABILITIES—NET-0.0%[10]	2,543,893
	TOTAL NET ASSETS—100%	$6,984,221,723
At February 28, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	16,685	$3,610,738,281	June 2017	$2,155,040
11U.S. Treasury Note 5-Year Long Futures	2,215	$260,712,422	June 2017	$306,693
11U.S. Treasury Note 10-Year Short Futures	11,136	$1,387,302,000	June 2017	$(4,780,796)
11U.S. Treasury Ultra 10-Year Short Futures	797	$106,748,188	June 2017	$(707,592)
11U.S. Treasury Ultra Bond Short Futures	1,159	$187,504,469	June 2017	$(2,191,787)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,218,442)
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,409,541,450 and $1,550,289,848, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Purchased:
5/23/2017	Citibank N.A.	953,912,500 JPY	$8,500,000	$20,632
5/23/2017	Citibank N.A.	1,907,825,000 JPY	$17,000,000	$41,264
Contracts Sold:
5/23/2017	Barclays Bank PLC	950,937,500 JPY	$8,500,000	$5,942
5/23/2017	Citibank N.A.	1,900,741,100 JPY	$17,000,000	$22,011
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$89,849
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,828,170 and $6,986,173, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.

At February 28, 2017, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2017[12]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC SWAP
Barclays Capital, Inc.	Series 26 Emerging Markets CDX Index	Buy	1.00%	12/20/2021	2.15%	$57,000,000	$2,895,600	$3,402,551	$(506,951)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $57,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2017, these restricted securities amounted to $481,507,379, which represented 6.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 28, 2017, these liquid restricted securities amounted to $468,520,478, which represented 6.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 28, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,753,288
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$433,892	$233,613
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$20,689,504	$21,139,875
7	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended February 28, 2017, were as follows:
	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2016	25,079,469	11,188,254	29,197,826	160,628,695	36,232,401	79,327,798	341,654,443
Purchases/Additions	1,289,401	375,318	280,875,182	3,991,933	374,400	784,929	287,691,163
Sales/Reductions	(603,015)	—	(225,155,180)	(1,018,330)	—	(6,417,720)	(233,194,245)
Balance of Shares Held 2/28/2017	25,765,855	11,563,572	84,917,828	163,602,298	36,606,801	73,695,007	396,151,361
Value	$259,977,473	$117,717,157	$84,943,304	$1,606,574,568	$339,711,113	$474,595,844	$2,883,519,459
Dividend Income	$5,718,056	$1,317,374	$93,326	$10,234,342	$3,477,311	$7,427,191	$28,267,600
8	7-day net yield.

9	At February 28, 2017, the cost of investments for federal tax purposes was $6,817,789,836. The net unrealized appreciation of investments for federal tax purposes excluding: (a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; (c) futures contracts; and (d) swap contracts was $163,887,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $230,475,349 and net unrealized depreciation from investments for those securities having an excess of cost over value of $66,587,355.
Assets, other than investments in securities, less liabilities.	10
Non-income-producing security.	11
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.	12
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.	■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.	■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$29,690,011	$—	$29,690,011
Corporate Bonds	—	2,633,218,618	233,613	2,633,452,231
Adjustable Rate Mortgages	—	11,716	—	11,716
Asset-Backed Securities	—	25,439,853	—	25,439,853
Commercial Mortgage-Backed Securities	—	142,276,847	—	142,276,847
U.S. Treasury	—	1,185,978,985	—	1,185,978,985
Mortgage-Backed Securities	—	7,871,272	—	7,871,272
Municipal Bonds	—	21,738,474	—	21,738,474
Collateralized Mortgage Obligations	—	9,508,857	—	9,508,857
Foreign Government/Agency	—	21,050,250	—	21,050,250
Repurchase Agreement	—	21,139,875	—	21,139,875
Investment Companies[1]	84,943,304	—	—	2,883,519,459
TOTAL SECURITIES	$84,943,304	$4,097,924,758	$233,613	$6,981,677,830
Other Financial Instruments[2]
Assets	$2,461,733	$89,849	$—	$2,551,582
Liabilities	(7,680,175)	(506,951)	—	(8,187,126)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,218,442)	$(417,102)	$—	$(5,635,544)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $2,798,576,155 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.	2
The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 24, 2017